Revenue - Disaggregation of Revenue by Major Sources (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Revenue from contracts with customers		$ 10,266	$ 5,161
Other sources of revenue		307	426
Total revenue		10,573	5,587
Contract term	20 years
Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		5,984	2,436
Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		1,664	277
Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		2,582	2,394
Storage services
Disaggregation of Revenue
Revenue from contracts with customers		24	25
Other
Disaggregation of Revenue
Revenue from contracts with customers		12	29
Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		92	96
Leasing revenue
Disaggregation of Revenue
Other sources of revenue		270	240
Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		(66)	81
Risk management and trading activities | GAIL
Disaggregation of Revenue
Revenue from contracts with customers		172	437
Other
Disaggregation of Revenue
Other sources of revenue		11	9
Utilities
Disaggregation of Revenue
Total revenue		3,936	3,817
Midstream
Disaggregation of Revenue
Total revenue		6,533	1,635
Operating Segments
Disaggregation of Revenue
Total revenue		10,575	5,588
Operating Segments | Utilities
Disaggregation of Revenue
Revenue from contracts with customers		3,930	3,766
Other sources of revenue		6	51
Total revenue		3,936	3,817
Operating Segments | Utilities | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		1,316	1,338
Operating Segments | Utilities | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Utilities | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		2,582	2,394
Operating Segments | Utilities | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		24	25
Operating Segments | Utilities | Other
Disaggregation of Revenue
Revenue from contracts with customers		8	9
Operating Segments | Utilities | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		92	96
Operating Segments | Utilities | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		0	1
Operating Segments | Utilities | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		(74)	(31)
Operating Segments | Utilities | Other
Disaggregation of Revenue
Other sources of revenue		(12)	(15)
Operating Segments | Midstream
Disaggregation of Revenue
Revenue from contracts with customers		6,331	1,374
Other sources of revenue		202	261
Total revenue		6,535	1,636
Operating Segments | Midstream | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		$ 4,667	1,097
Contract term		1 year
Operating Segments | Midstream | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		$ 1,664	277
Operating Segments | Midstream | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Midstream | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Midstream | Other
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Midstream | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		0	0
Operating Segments | Midstream | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		168	139
Operating Segments | Midstream | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		12	112
Operating Segments | Midstream | Other
Disaggregation of Revenue
Other sources of revenue		22	10
Operating Segments | Corporate/Other
Disaggregation of Revenue
Revenue from contracts with customers		5	21
Other sources of revenue		99	114
Operating Segments | Corporate/Other | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		1	1
Operating Segments | Corporate/Other | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Corporate/Other | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Corporate/Other | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Corporate/Other | Other
Disaggregation of Revenue
Revenue from contracts with customers		4	20
Operating Segments | Corporate/Other | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		0	0
Operating Segments | Corporate/Other | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		102	100
Operating Segments | Corporate/Other | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		(4)	0
Operating Segments | Corporate/Other | Other
Disaggregation of Revenue
Other sources of revenue		$ 1	$ 14